Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000028524 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028524 | Rush Street Interactive, Inc. - FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028524 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000028524 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028524 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000028524 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028524 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028524 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028524 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028524 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028524 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028524 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028524 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000028521 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028521 | Rush Street Interactive, Inc. - FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028521 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000028521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000028521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028521 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028521 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000028523 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028523 | Rush Street Interactive, Inc. - FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028523 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000028523 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028523 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000028523 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028523 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028523 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028523 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028523 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028523 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028523 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028523 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000028527 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028527 | Rush Street Interactive, Inc. - FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028527 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000028527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000028527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028527 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028527 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000159958 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159958 | Rush Street Interactive, Inc. - FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159958 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | Primoris Services Corp. - FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | AeroVironment, Inc. - FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Wingstop, Inc. - FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000159958 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000159958 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000159958 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000159958 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159958 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159958 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159958 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159958 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159958 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)